Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NICHOLAS FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2014